LEASES (Tables)	12 Months Ended
Dec. 31, 2019
Sale Leaseback Transaction [Line Items]
Schedule of components of lease expenses

(a)	The components of lease expenses were as follows:

Year ended December 31, 2019	RMB

Lease cost:
Amortization of right-of-use assets	145,539,290
Interest of lease liabilities	45,811,621
Expenses for short-term lease within 12 months	5,064,442
Total lease cost	196,415,353

(b)	Supplemental cash flow information related to leases was as follows:

Year ended December 31, 2019	RMB

Cash paid for amounts included in the measurement of lease liabilities:
Operating cash outflows for operating leases	50,758,114
Operating cash outflows for finance leases	23,340,016
Financing cash outflows for finance leases	284,089,511
Total cash paid for amounts included in the measurement of lease liabilities:	358,187,641

Lease obligation assumed in exchange for right-of-use assets:
Operating lease liabilities	269,671,708
Finance lease liabilities	937,056,577
Total lease obligation assumed in exchange for right-of-use assets:	1,206,728,285

(c)	Supplemental balance sheet information related to leases was as follows:

Year ended December 31, 2019

Weighted-average remaining lease term	3.57	years
Weighted-average discount rate	5.64%

Schedule of maturities of finance lease liabilities

Year ending December 31,	RMB
Year ended December 31,
2020	315,373,609
2021	349,235,068
2022	221,652,540
Thereafter	387,198,829
Total undiscounted lease payments	1,273,460,046
Less: imputed interest	(142,779,127)
Total lease liabilities	1,130,680,919

Schedule of maturities of operating lease liabilities

Year ending December 31,	RMB
Year ended December 31,
2020	319,098,599
2021	349,235,068
2022	221,652,540
Thereafter	387,198,829
Total minimum lease payments	1,277,185,036

Schedule of net value of leased assets

	As of December 31,
	2018	2019
	RMB	RMB
Buildings	2,263,778,746	3,567,558,224
Machinery and equipment	7,402,215,351	8,785,627,088
Motor vehicles	41,488,896	45,116,481
Furniture, fixture and office equipment	409,261,873	501,050,699
	10,116,744,866	12,899,352,492
Less: Accumulated depreciation	(3,087,018,295)	(3,497,199,736)
Subtotal	7,029,726,571	9,402,152,756
Construction in progress	1,246,173,113	806,051,793
Property, plant and equipment, net	8,275,899,684	10,208,204,549

Machinery And Equipment Under Lease [Member]
Sale Leaseback Transaction [Line Items]
Schedule of net value of leased assets

	As of December 31,
	2018	2019
	RMB	RMB

Equipment	936,961,787	1,510,944,643
Less: accumulated depreciation	(116,935,527)	(251,231,428)
Net Value	820,026,260	1,259,713,215